OTHER BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
OTHER BORROWINGS

Note 10       OTHER BORROWINGS

Others loans consisted of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)

Secured car loan from CITIC Bank wholly repayable	$27,426	$30,417
Total secured car loan wholly repayable within 1 year	27,426	6,631
Secured car loan from CITIC Bank wholly repayable more than 1 year	–	23,786
Total	$27,426	$30,417